Prepaid Deposits for Acquisitions (Details Narrative) (10-K) - USD ($)	Mar. 22, 2017	Jun. 30, 2018	Dec. 31, 2017	Oct. 10, 2017	Dec. 31, 2016
Prepaid deposits for acquisitions			$ 32,000
Global Institute of Vocational Education [Member]
Prepaid deposits for acquisitions			12,000
Consideration for prepaid deposits for acquisitions			3,200
Kasa Corporation (Australia) Pty Ltd [Member]
Due to affiliate				$ 12,000
Crescent Acquisition [Member]
Consideration for prepaid deposits for acquisitions		$ 20,000	20,000
Crescent Acquisition [Member] | Preliminary Agreement [Member]
Consideration for prepaid deposits for acquisitions	$ 200,000
Equity percentage	51.00%
Acquisitions, description	(a) own 100% of the issued and outstanding capital stock of Sage Interactive Sdn Bhd and 100% of the issued and outstanding capital stock of Sage Interactive MSC Sdn Bhd (collectively “Sage Interactive”); and (b) own 5% of the issued and outstanding capital stock of Celex Media Sdn Bhd (“Celex”)
Crescent Acquisition [Member] | Third Party [Member]
Prepaid deposits for acquisitions			$ 20,000